UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

January 31, 2011

1.813060.106

SPU-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 7.6%
	Yield (a)	Principal Amount	Value
Other Government Related - 7.6%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
3/14/11	0.25 (b)	$ 15,000,000	$ 14,996,250
3/15/11	0.25 (b)	2,000,000	1,999,486
3/15/11	0.25 (b)	3,000,000	2,999,229
3/15/11	0.25 (b)	4,000,000	3,998,972
4/14/11	0.25 (b)	8,000,000	7,996,167
4/6/11	0.25 (b)	1,000,000	999,590
4/8/11	0.25 (b)	15,000,000	14,993,438
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			47,983,132
Federal Agencies - 44.9%

Fannie Mae - 2.0%
3/23/11 to 5/15/11	0.20 to 0.27	12,700,000	12,787,688
Federal Home Loan Bank - 37.9%
2/22/11 to 2/17/12	0.16 to 0.60 (c)	238,500,000	238,559,745
Freddie Mac - 5.0%
4/11/11 to 11/29/11	0.23 to 0.40	31,000,000	31,166,658
TOTAL FEDERAL AGENCIES			282,514,091
U.S. Treasury Obligations - 3.2%

U.S. Treasury Bills - 1.6%
6/30/11	0.23	10,000,000	9,990,688
U.S. Treasury Notes - 1.6%
9/30/11	0.31 to 0.32	10,000,000	10,044,292
TOTAL U.S. TREASURY OBLIGATIONS			20,034,980
Repurchase Agreements - 44.1%
	Maturity Amount
In a joint trading account at 0.24% dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) #	$ 203,823,371	203,822,000

Repurchase Agreements - continued
	Maturity Amount	Value
With:
BNP Paribas Securities Corp. at 0.23%, dated 11/24/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $16,487,265, 0.51% - 6.25%, 4/15/15 - 1/15/41)	$ 16,018,093	$ 16,000,000
Deutsche Bank Securities, Inc. at:
0.21%, dated 1/27/11 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $12,240,357, 4.5%, 4/1/25 - 1/1/41)	12,006,300	12,000,000
0.23%, dated:
10/26/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $2,041,277, 4.5%, 6/1/23)	2,002,313	2,000,000
11/4/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $3,061,740, 7%, 1/1/38)	3,003,373	3,000,000
0.24%, dated 11/15/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $2,041,061, 4.5%, 6/1/23)	2,002,427	2,000,000
0.25%, dated:
9/28/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $3,062,678, 7%, 1/1/38 - 3/28/11)	3,003,771	3,000,000
12/1/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $2,040,878, 4.5%, 6/1/23)	2,002,597	2,000,000
Goldman Sachs & Co. at 0.22%, dated 1/31/11 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $4,080,124, 4.5% - 5%, 2/15/36 - 7/15/39)	4,000,171	4,000,000
ING Financial Markets LLC at:
0.22%, dated 1/24/11 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,697, 5%, 11/1/39)	1,000,733	1,000,000
0.23%, dated:
11/8/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $2,042,042, 6%, 4/1/38)	2,002,326	2,000,000
1/18/11 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $8,161,110, 2.54% - 5.97%, 6/1/36 - 11/1/40)	8,006,133	8,000,000
0.24%, dated:
10/13/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $8,168,004, 5.97%, 6/1/36)	8,009,600	8,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
ING Financial Markets LLC at:
0.24%, dated:
10/18/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,697, 5%, 11/1/39)	$ 1,001,213	$ 1,000,000
10/25/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $1,022,986, 4%, 9/1/25)	1,001,213	1,000,000
11/8/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $2,042,470, 5%, 11/1/40)	2,001,213	2,000,000
0.25%, dated 10/1/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,697, 5%, 11/1/39)	1,001,264	1,000,000
0.28%, dated:
8/17/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $3,065,207, 5%, 7/1/40 - 9/1/40)	3,004,060	3,000,000
9/2/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,848, 4% - 5%, 9/1/25 - 11/1/39)	1,001,400	1,000,000
RBC Capital Markets Corp. at 0.24%, dated 12/1/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $1,030,426, 1.95% - 9.5%, 9/25/18 - 1/20/41)	1,000,600	1,000,000
RBS Securities, Inc. at 0.25%, dated 10/27/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,637, 3.39%, 1/1/41)	1,001,250	1,000,000
TOTAL REPURCHASE AGREEMENTS		277,822,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $628,354,203)		628,354,203
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,138,059
NET ASSETS - 100%		$ 629,492,262
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $47,983,132, or 7.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$203,822,000 due 2/01/11 at 0.24%
Bank of America NA	$ 89,576,929
Citibank NA	3,199,176
Citigroup Global Markets, Inc.	16,350,285
Deutsche Bank Securities, Inc.	22,394,232
ING Financial Markets LLC	14,396,292
J.P. Morgan Securities, Inc.	6,398,352
RBS Securities, Inc.	12,796,704
UBS Securities LLC	22,394,232
Wells Fargo Securities LLC	16,315,798
$ 203,822,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2011, the cost of investment securities for income tax purposes was $628,354,203.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Money Market Fund

January 31, 2011

1.813021.106

SPM-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.3%
		Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
	2/7/11	0.29% (d)	$ 11,700	$ 11,700
Certificates of Deposit - 41.4%

London Branch, Eurodollar, Foreign Banks - 11.1%
Commonwealth Bank of Australia
	4/4/11	0.30	7,000	7,000
Credit Agricole SA
	2/8/11 to 5/3/11	0.30 to 0.45	145,000	145,000
Credit Industriel et Commercial
	2/3/11 to 2/16/11	0.50	75,000	75,000
Danske Bank AS
	2/7/11 to 2/22/11	0.30 to 0.32	30,000	30,000
HSBC Bank PLC
	8/29/11	0.50	9,000	9,000
ING Bank NV
	2/7/11 to 3/2/11	0.30 to 0.33	51,000	51,000
Landesbank Hessen-Thuringen
	2/10/11 to 2/14/11	0.33	51,000	51,000
National Australia Bank Ltd.
	3/16/11 to 7/7/11	0.30 to 0.43	118,000	118,000
Societe Generale
	2/7/11	0.32	10,000	10,000
				496,000
New York Branch, Yankee Dollar, Foreign Banks - 30.3%
Bank of Montreal
	3/17/11 to 9/1/11	0.28 to 0.50 (d)	99,000	99,000
Bank of Nova Scotia
	4/13/11 to 12/16/11	0.27 to 0.35 (d)	34,000	34,000
Bank of Tokyo-Mitsubishi
	2/7/11 to 7/11/11	0.40 to 0.54	152,000	152,000
Barclays Bank PLC New York Branch
	2/7/11	0.30	47,000	47,000
BNP Paribas New York Branch
	2/22/11 to 3/16/11	0.30 to 0.48	110,000	110,000
Canadian Imperial Bank of Commerce New York Branch
	4/1/11 to 02/17/12	0.35 to 0.42 (d)	149,000	149,000
Certificates of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Commerzbank AG New York Branch
	3/7/11	0.37%	$ 14,000	$ 14,000
Credit Suisse New York Branch
	7/25/11	0.32 (d)	14,000	14,000
Deutsche Bank AG New York Branch
	3/3/11	0.30	30,000	30,000
Deutsche Bank New York Branch
	7/25/11	0.36 (d)	40,000	40,000
Intesa Sanpaolo SpA New York Branch
	3/1/11	0.40	40,000	40,000
Mizuho Corporate Bank Ltd.
	2/2/11	0.25	28,000	28,000
National Bank Canada
	11/4/11	0.39 (d)	43,000	43,000
Natixis SA
	2/1/11 to 3/22/11	0.50 to 2.00 (d)	118,000	118,000
Norddeutsche Landesbank
	2/4/11	0.55	23,000	23,000
Rabobank Nederland New York Branch
	2/9/11 to 9/12/11	0.26 to 0.50 (d)	147,000	147,000
Royal Bank of Canada
	2/1/12	0.64 (d)	56,000	56,000
Royal Bank of Canada New York Branch
	3/14/11	0.26 (d)	2,000	2,000
Societe Generale
	2/3/11 to 2/5/11	0.33 to 1.49 (d)	36,000	36,000
Sumitomo Mitsui Banking Corp.
	2/14/11 to 3/25/11	0.30	55,000	55,000
Svenska Handelsbanken
	5/3/11	0.35	30,000	30,000
Toronto-Dominion Bank New York Branch
	3/10/11 to 1/12/12	0.26 to 0.34 (d)	17,000	17,000
UBS AG
	5/2/11 to 7/21/11	0.35 to 0.37 (d)	68,000	68,000
				1,352,000
TOTAL CERTIFICATES OF DEPOSIT				1,848,000
Commercial Paper - 17.4%
		Yield (a)	Principal Amount (000s)	Value (000s)
Australia & New Zealand Banking Group Ltd.
	4/4/11	0.32%	$ 15,000	$ 14,992
Bank of Nova Scotia
	3/17/11	0.30	28,000	27,990
BP Capital Markets PLC
	4/12/11	0.40	12,000	11,991
Comcast Corp.
	3/11/11	0.40	22,000	21,991
Commerzbank U.S. Finance, Inc.
	2/1/11 to 3/14/11	0.35 to 0.40	106,000	105,968
Commonwealth Bank of Australia
	6/2/11 to 11/21/11	0.34 to 0.35 (d)	47,000	47,000
Credit Suisse New York Branch
	3/30/11	0.30	34,000	33,984
CVS Caremark Corp.
	3/2/11	0.40 (d)	9,000	9,000
Deutsche Bank Financial LLC
	3/23/11 to 4/4/11	0.30	67,000	66,970
DnB NOR Bank ASA
	2/7/11 to 7/25/11	0.31 to 0.40 (d)	64,000	63,993
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)

	2/2/11	0.45	6,000	6,000
	2/4/11	0.43	21,000	20,999
Landesbank Hessen-Thuringen
	2/7/11	0.32	25,000	24,999
Natexis Banques Populaires U.S. Finance Co. LLC
	3/8/11	0.37	7,000	6,997
Nationwide Building Society
	2/22/11 to 4/11/11	0.30 to 0.35	42,000	41,977
Natixis US Finance Co. LLC
	3/7/11	0.41 (d)	34,000	34,000
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Nordea North America, Inc.
	2/24/11 to 3/1/11	0.35%	$ 15,000	$ 14,996
Novartis Finance Corp.
	2/11/11 to 2/23/11	0.36	12,000	11,998
Societe Generale North America, Inc.
	3/1/11	0.35	30,000	29,992
Sumitomo Trust & Banking Co. Ltd.
	2/14/11	0.35	7,000	6,999
Swedbank AB
	2/16/11	0.35	6,000	5,999
Total Capital Canada Ltd.
	9/15/11	0.40	5,000	4,987
Toyota Motor Credit Corp.
	4/12/11	0.35	4,000	3,997
UBS Finance, Inc.
	3/17/11	0.31	3,000	2,999
UniCredito Italiano Bank (Ireland) PLC
	2/28/11	0.40	56,000	55,983
Verizon Communications, Inc.
	3/16/11	0.46 (d)	20,000	20,000
Westpac Banking Corp.
	9/12/11 to 9/23/11	0.35 to 0.45 (d)	76,000	75,961
Xerox Corp.
	3/2/11	0.70	7,000	6,996
TOTAL COMMERCIAL PAPER				779,758
U.S. Government and Government Agency Obligations - 0.2%

Other Government Related - 0.2%
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	0.46 (c)	10,000	10,014
Federal Agencies - 2.2%

Federal Home Loan Bank - 2.2%
	9/15/11 to 12/30/11	0.21 to 0.50 (d)	99,000	98,980
U.S. Treasury Obligations - 10.8%
		Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 6.6%
	2/24/11 to 6/30/11	0.19 to 0.23%	$ 293,000	$ 292,866
U.S. Treasury Notes - 4.2%
	3/31/11 to 11/15/11	0.21 to 0.32	188,000	188,983
TOTAL U.S. TREASURY OBLIGATIONS				481,849
Bank Notes - 0.4%

Bank of America NA
	4/26/11	0.30	20,000	20,000
Medium-Term Notes - 8.8%

Berkshire Hathaway, Inc.
	2/10/11	0.27 (d)	17,500	17,500
BP Capital Markets PLC
	4/11/11	0.44 (d)	29,051	29,051
Commonwealth Bank of Australia
	2/10/12	0.36 (b)(d)	14,000	14,000
Metropolitan Life Global Funding I
	5/9/11	2.05 (b)(d)	27,100	27,126
Metropolitan Life Insurance Co.
	5/2/11	0.60 (d)(g)	25,000	25,000
Royal Bank of Canada
	2/1/12 to 2/15/12	0.30 to 0.70 (b)(d)	148,000	148,000
Westpac Banking Corp.
	10/23/11 to 2/15/12	0.30 to 0.34 (b)(d)	133,000	133,000
TOTAL MEDIUM-TERM NOTES				393,677
Municipal Securities - 2.2%

Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
2/7/11	0.27 (d)	5,430		5,430
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, LOC Bank of Nova Scotia New York Branch, VRDN
2/7/11	0.27 (d)(e)	9,545		9,545
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (The Belmont Proj.) Series 2005 F, LOC Fannie Mae, VRDN
2/7/11	0.28% (d)(e)	$ 10,500		$ 10,500
Denver City & County Arpt. Rev. Series 2009 C, LOC JPMorgan Chase Bank, VRDN
2/7/11	0.26 (d)	9,900		9,900
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A (Liquidity Facility Bank of America NA), VRDN
2/7/11	0.29 (d)	7,435		7,435
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, LOC Fannie Mae, VRDN
2/7/11	0.27 (d)(e)	12,190		12,190
New York Hsg. Fin. Agcy. Rev. (Shore Hill Hsg. Proj.) Series 2008 A, LOC Freddie Mac, VRDN
2/7/11	0.25 (d)	10,200		10,200
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, LOC Bank of America NA, VRDN
2/7/11	0.27 (d)	7,905		7,905
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, LOC Wells Fargo Bank NA, VRDN
2/7/11	0.29 (d)	10,275		10,275
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, LOC Citibank NA, VRDN
2/7/11	0.28 (d)	12,800		12,800
TOTAL MUNICIPAL SECURITIES			96,180
Repurchase Agreements - 16.4%
	Maturity Amount (000s)
In a joint trading account at 0.24% dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) #	$ 682	682
With:
Banc of America Securities LLC at 0.85%, dated 10/28/10 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $38,880,918, 0% - 5.51%, 7/28/35 - 10/25/35) (d)(f)	36,111	36,000
Barclays Capital, Inc. at:
0.42%, dated:
1/14/11 due 2/7/11 (Collateralized by Mortgage Loan Obligations valued at $4,200,882, 5.83%, 6/25/50)	4,001	4,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.42%, dated:
1/20/11 due 2/3/11 (Collateralized by Mortgage Loan Obligations valued at $4,200,588, 5.83%, 6/25/50)	$ 4,001	$ 4,000
1%, dated:
8/24/10 due 5/6/11 (Collateralized by Mortgage Loan Obligations valued at $20,039,222, 1.24% - 8%, 5/25/34 - 6/12/50)	19,193	19,000
9/9/10 due 5/6/11 (Collateralized by Mortgage Loan Obligations valued at $20,030,355, 5.7% - 5.89%, 7/10/44 - 6/12/50)	19,192	19,000
10/13/10 due 5/6/11 (Collateralized by Corporate Obligations valued at $13,000,081, 2.5%, 4/15/15)	12,121	12,000
Credit Suisse Securities (USA) LLC at 0.33%, dated 1/31/11 due 2/1/11 (Collateralized by Equity Securities valued at $112,324,228)	104,001	104,000
Deutsche Bank Securities, Inc. at:
0.24%, dated 11/15/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $14,287,426, 3.21% - 5.5%, 7/1/33 - 12/1/40)	14,017	14,000
0.25%, dated 12/1/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $13,265,709, 4% - 4.5%, 8/1/25 - 1/1/41)	13,017	13,000
0.26%, dated 1/26/11 due 2/2/11 (Collateralized by Commercial Paper Obligations valued at $4,120,185, 0%, 2/14/11)	4,000	4,000
0.4%, dated 1/28/11 due 2/7/11 (Collateralized by Mortgage Loan Obligations valued at $7,569,477, 7.65% - 8.88%, 5/15/14 - 8/15/16)	7,007	7,000
0.41%, dated:
11/8/10 due 2/7/11 (Collateralized by Mortgage Loan Obligations valued at $4,324,150, 0.41% - 6.89%, 2/25/31 - 10/25/37)	4,004	4,000
11/17/10 due 2/7/11 (Collateralized by Corporate Obligations valued at $1,134,267, 1.15% - 9.5%, 10/30/18 - 9/25/36)	1,001	1,000
1/19/11 due 2/7/11 (Collateralized by Corporate Obligations valued at $7,578,653, 0.41% - 4.74%, 2/25/31 - 7/25/37)	7,007	7,000
0.42%, dated:
11/29/10 due 2/7/11 (Collateralized by Mortgage Loan Obligations valued at $8,668,987, 0.41% - 7.63%, 6/15/12 - 7/25/37)	8,008	8,000
12/7/10 due 2/7/11 (Collateralized by Corporate Obligations valued at $8,749,467, 1.51% - 8.25%, 5/24/11 - 9/15/16)	8,008	8,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.42%, dated:
12/30/10 due 2/7/11 (Collateralized by Corporate Obligations valued at $6,508,946, 0.56% - 7.95%, 6/1/12 - 11/20/46)	$ 6,006	$ 6,000
Goldman Sachs & Co. at 0.29%, dated 1/26/11 due 2/2/11 (Collateralized by U.S. Treasury Obligations valued at $11,330,615, 4.5%, 2/15/36)	11,001	11,000
ING Financial Markets LLC at:
0.24%, dated:
10/25/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $8,245,510, 5% - 7.5%, 4/1/23 - 10/25/38)	8,010	8,000
11/15/10 due:
2/7/11 (Collateralized by U.S. Government Obligations valued at $4,122,117, 5.5%, 2/1/36)	4,002	4,000
2/7/11 (Collateralized by U.S. Government Obligations valued at $4,122,524, 4.5% - 5.5%, 2/1/36 - 11/1/39)	4,005	4,000
0.28%, dated 9/2/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $5,156,160, 5% - 7%, 2/1/28 - 2/1/36)	5,007	5,000
0.36%, dated:
1/18/11 due 2/7/11 (Collateralized by Corporate Obligations valued at $4,205,605, 5.45% - 10.25%, 4/1/19 - 10/15/40)	4,001	4,000
1/21/11 due 2/7/11 (Collateralized by Corporate Obligations valued at $3,152,374, 6.88%, 4/30/36)	3,001	3,000
0.39%, dated 11/8/10 due 2/7/11 (Collateralized by Corporate Obligations valued at $6,309,641, 4.88%, 3/15/14)	6,006	6,000
J.P. Morgan Clearing Corp. at:
0.4%, dated 1/31/11 due 2/1/11 (Collateralized by Equity Securities valued at $23,913,313)	22,000	22,000
0.47%, dated 1/18/11 due 2/17/11 (Collateralized by Equity Securities valued at $21,743,106)	20,008	20,000
0.61%, dated 1/25/11 due 4/25/11 (Collateralized by Equity Securities valued at $5,435,470)	5,008	5,000
0.7%, dated 10/27/10 due 4/25/11 (Collateralized by Equity Securities valued at $6,534,081)	6,021	6,000
0.75%, dated 9/7/10 due 3/7/11 (Collateralized by Equity Securities valued at $16,354,281)	15,057	15,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
J.P. Morgan Securities, Inc. at:
0.4%, dated 1/31/11 due 2/1/11 (Collateralized by Corporate Obligations valued at $141,750,859, 3.6% - 9.95%, 2/1/21 - 4/30/40)	$ 135,002	$ 135,000
0.73%, dated 9/28/10 due 3/25/11 (Collateralized by Corporate Obligations valued at $9,479,140, 6.6%, 3/1/33)	9,032	9,000
0.75%, dated 10/12/10 due 4/11/11 (Collateralized by Corporate Obligations valued at $10,829,000, 3.75%, 10/1/14)	10,038	10,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.7%, dated 1/31/11 due 2/1/11 (Collateralized by Mortgage Loan Obligations valued at $86,401,680, 0.41% - 5.75%, 5/25/35 - 3/25/47)	80,002	80,000
0.75%, dated 11/19/10 due 3/7/11 (Collateralized by Equity Securities valued at $11,880,359) (d)(f)	11,025	11,000
1%, dated 1/5/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $11,880,331, 5.75%, 6/25/37)	11,111	11,000
Mizuho Securities USA, Inc. at:
0.44%, dated:
1/5/11 due 2/3/11 (Collateralized by Corporate Obligations valued at $2,157,155, 0.65% - 5.25%, 11/15/11 - 12/15/36)	2,001	2,000
1/10/11 due 2/7/11 (Collateralized by Corporate Obligations valued at $2,123,087, 3.88% - 6.13%, 11/15/11 - 5/15/37)	2,001	2,000
1/11/11 due 2/7/11 (Collateralized by Corporate Obligations valued at $2,117,928, 5%, 5/15/14)	2,001	2,000
1/18/11 due 2/7/11 (Collateralized by Corporate Obligations valued at $2,131,527, 5.25%, 3/15/14)	2,001	2,000
0.5%, dated 1/24/11 due 2/7/11 (Collateralized by Corporate Obligations valued at $4,201,596, 1.5%, 12/15/37)	4,004	4,000
RBC Capital Markets Co. at:
0.4%, dated 1/5/11 due 2/7/11 (Collateralized by Corporate Obligations Obligations valued at $5,410,303, 1.65% - 5.88%, 9/30/13 - 11/15/40)	5,005	5,000
0.46%, dated 1/7/11 due 2/2/11 (Collateralized by Corporate Obligations valued at $10,510,464, 0.58% - 1.13%, 1/15/14 - 9/25/35)	9,003	9,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $8,170,474, 3.16% - 5.95%, 1/1/41 - 12/1/47)	$ 8,010	$ 8,000
0.68%, dated 1/18/11 due 2/7/11 (Collateralized by Corporate Obligations valued at $24,157,650, 3.01%, 8/15/18)	23,013	23,000
0.76%, dated 8/5/10 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $20,521,881, 0.45% - 1.31%, 12/25/35 - 7/25/47) (d)(f)	19,086	19,000
UBS Securities LLC at:
0.4%, dated 11/29/10 due 2/7/11 (Collateralized by Corporate Obligations valued at $3,152,241, 4.75%, 3/1/15)	3,003	3,000
0.48%, dated 12/13/10 due 2/7/11 (Collateralized by Corporate Obligations valued at $4,323,644, 3.5%, 4/1/26)	4,005	4,000
Wells Fargo Securities, LLC at:
0.25%, dated 10/21/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $4,082,919, 3.5%, 1/1/26)	4,005	4,000
0.36%, dated 1/11/11 due 2/7/11 (Collateralized by Corporate Obligations valued at $5,230,805, 0% - 5.2%, 2/24/11 - 10/1/19)	5,005	5,000
TOTAL REPURCHASE AGREEMENTS		731,682
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $4,471,840)		4,471,840
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,824)
NET ASSETS - 100%		$ 4,468,016
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $322,126,000 or 7.2% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $10,014,000 or 0.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,000,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.6%, 4/1/11	3/26/02	$ 25,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$682,000 due 2/01/11 at 0.24%
Bank of America NA	$ 299
Citibank NA	11
Citigroup Global Markets, Inc.	55
Deutsche Bank Securities, Inc.	75
ING Financial Markets LLC	48
J.P. Morgan Securities, Inc.	21
RBS Securities, Inc.	43
UBS Securities LLC	75
Wells Fargo Securities LLC	55
$ 682
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Income Tax Information
At January 31, 2011, the cost of investment securities for income tax purposes was $4,471,840,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Treasury
Money Market Fund

January 31, 2011

1.813057.106

TMM-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 112.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 93.4%
2/3/11 to 7/21/11	0.11 to 0.23%	$ 4,547,740	$ 4,546,756
U.S. Treasury Notes - 19.0%
3/31/11 to 11/30/11	0.16 to 0.43	924,000	925,804
TOTAL INVESTMENT PORTFOLIO - 112.4% (Cost $5,472,560)	5,472,560
NET OTHER ASSETS (LIABILITIES) - (12.4)%	(603,426)
NET ASSETS - 100%	$ 4,869,134
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2011, the cost of investment securities for income tax purposes was $5,472,560,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2011